Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Income
Operating Revenues	$ 128,752	$ 127,434	$ 126,723
Operating Expenses
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	51,464	55,228	54,904
Selling, general and administrative	28,414	41,066	41,314
Impairment of intangible assets	0	0	2,910
Depreciation and amortization	18,395	18,143	18,377
Total operating expenses	98,273	114,437	117,505
Operating Income	30,479	12,997	9,218
Other Income (Expense)
Interest expense	(3,940)	(3,444)	(3,535)
Equity in net income of affiliates	642	752	784
Other income (expense) - net	596	134	249
Total other income (expense)	(2,702)	(2,558)	(2,502)
Income Before Income Taxes	27,777	10,439	6,716
Income tax expense	9,224	2,900	2,532
Net Income	18,553	7,539	4,184
Less: Net Income Attributable to Noncontrolling Interest	(304)	(275)	(240)
Net Income Attributable to AT&T	$ 18,249	$ 7,264	$ 3,944
Basic Earnings Per Share Attributable to AT&T	$ 3.39	$ 1.25	$ 0.66
Diluted Earnings Per Share Attributable to AT&T	$ 3.39	$ 1.25	$ 0.66